Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 280,117	$ 187,946	$ 227,288
Accounts receivable, net	34,235	25,100
Time chartering
Revenues	167,743	122,235	177,673
Pooling arrangements
Revenues	71,165	52,989	46,626
Voyage contracts
Revenues	33,370	11,638	2,071
Capitalized Contract Cost, Gross	103	505
Accounts receivable, net	12,219	7,269
Profit sharing
Revenues	$ 7,839	$ 1,084	$ 918